RETIREMENT BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2019
Employee Benefits [Abstract]
Disclosure of defined benefit plans

US$ MILLIONS	2019	2018
Plan assets	$686	$287
Less accrued benefit obligation	(851)	(368)
Accrued benefit liability (1)	$(165)	$(81)

(1)	Presented within ‘Accounts payable and other’ of the consolidated statements of financial position.